Revenue - Direct Financing Leases (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2015	Nov. 30, 2013 vessel m³	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Total minimum lease payments to be received				$ 897,130,000		$ 568,710,000
Estimated unguaranteed residual value of leased properties				291,098,000		194,965,000
Initial direct costs and other				329,000		361,000
Less unearned revenue				(613,394,000)		(268,046,000)
Total				575,163,000		495,990,000
Less current portion				(12,635,000)		(9,884,000)
Net investment in direct financing leases - non-current (note 2)				562,528,000		$ 486,106,000
2019				$ 64,200,000
Teekay LNG | Teekay Tangguh Joint Venture
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage				69.00%
Number of vessels | vessel				2
Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel			2
Carriers volume (in cubic meters) | m³			155,900
Additional time period for fixed rate time charters contract (in years)			1 year
Teekay Tangguh Joint Venture
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel				2
2020				$ 64,300,000
2021				64,200,000
2022				64,200,000
2023				64,000,000
Payments thereafter				$ 576,200,000
Maximum | Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor (in years)			5 years
Minimum | Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor (in years)			4 years
Forecast | Maximum | Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Deferred rent receivables, net					$ 20,600
Forecast | Minimum | Teekay LNG | Awilco LNG carriers
Property Subject to or Available for Operating Lease [Line Items]
Deferred rent receivables, net					$ 10,600
Bahrain LNG Joint Venture | LNG receiving and regasification terminal | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor (in years)		20 years		20 years
Bahrain LNG Joint Venture | Lease Agreements | Time charters | LNG receiving and regasification terminal | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor (in years)	21 years